Insurance Benefits and Claims Expenses - Summary of Insurance Benefits and Claims Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	¥ 113,609	¥ 127,877	¥ 248,736
Accident and health claims and claim adjustment expenses	52,395	50,783	40,552
Increase in insurance contract liabilities	414,797	330,807	189,931
Total	580,801	509,467	479,219
Gross [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	117,129	130,975	250,627
Accident and health claims and claim adjustment expenses	53,073	51,394	41,056
Increase in insurance contract liabilities	415,186	331,523	190,703
Total	585,388	513,892	482,386
Ceded [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	(3,520)	(3,098)	(1,891)
Accident and health claims and claim adjustment expenses	(678)	(611)	(504)
Increase in insurance contract liabilities	(389)	(716)	(772)
Total	¥ (4,587)	¥ (4,425)	¥ (3,167)